INVESTMENTS - Investments breakdown (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Investments
Investments in associates and joint ventures	R$ 291,455	R$ 263,965
Goodwill	233,534	231,743
Other investments evaluated at fair value through other comprehensive income - Celluforce	26,301	28,358
Total investments	R$ 551,290	R$ 524,066